Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

March 31, 2019

EMC-QTLY-0519
1.926210.108

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.9%
		Principal Amount(a)	Value
Argentina - 2.2%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$540,000	$507,668
Banco Hipotecario SA 9.75% 11/30/20 (b)		390,000	386,956
Banco Macro SA 6.75% 11/4/26 (b)(c)		715,000	601,494
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	35,708
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		445,000	430,538
Petrobras Energia SA 7.375% 7/21/23(b)		195,000	182,569
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		205,000	192,905
YPF SA 8.75% 4/4/24 (b)		880,000	879,806

TOTAL ARGENTINA			3,217,644

Azerbaijan - 0.5%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		610,000	683,902
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		190,000	201,163
7.625% 11/7/24 (b)		200,000	218,301

TOTAL BAHRAIN			419,464

Bangladesh - 1.0%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		1,515,000	1,503,638
British Virgin Islands - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	935,455
Canada - 0.4%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		305,000	298,138
Frontera Energy Corp. 9.7% 6/25/23 (b)		280,000	292,571

TOTAL CANADA			590,709

Cayman Islands - 0.9%
Comcel Trust 6.875% 2/6/24 (b)		310,000	322,013
CSN Islands XI Corp. 6.875% 9/21/19 (b)		620,000	623,875
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)(d)		1,149,000	172,540
Sparc Em Spc 0% 12/5/22 (b)		170,833	157,380

TOTAL CAYMAN ISLANDS			1,275,808

Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		160,000	163,164
Georgia - 0.6%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		340,000	350,200
JSC BGEO Group 6% 7/26/23 (b)		460,000	458,275
JSC Georgian Railway 7.75% 7/11/22 (b)		95,000	101,531

TOTAL GEORGIA			910,006

Indonesia - 1.4%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		200,000	205,760
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		445,000	465,025
PT Pertamina Persero:
5.625% 5/20/43 (Reg. S)		400,000	414,262
6% 5/3/42 (b)		200,000	216,915
6.5% 5/27/41 (b)		215,000	245,019
6.5% 11/7/48 (b)		380,000	437,903

TOTAL INDONESIA			1,984,884

Ireland - 0.6%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		290,000	298,397
Borets Finance DAC 6.5% 4/7/22 (b)		330,000	331,701
CBOM Finance PLC 5.55% 2/14/23 (b)		225,000	217,688

TOTAL IRELAND			847,786

Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	12,200,000	172,665
Luxembourg - 1.0%
CSN Resources SA 6.5% 7/21/20 (b)		835,000	835,000
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		260,000	276,562
Sistema International Funding SA 6.95% 5/17/19 (b)		320,000	318,000

TOTAL LUXEMBOURG			1,429,562

Mauritius - 0.2%
HTA Group Ltd. 9.125% 3/8/22 (b)		210,000	218,400
Mexico - 8.9%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	10,200,000	481,414
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		180,000	195,525
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		200,000	210,000
Metalsa SA de CV 4.9% 4/24/23 (b)		550,000	542,028
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,735,000	1,639,575
6.625% 6/15/38		25,000	22,925
Petroleos Mexicanos:
3.5% 1/30/23		195,000	186,245
4.625% 9/21/23		270,000	265,953
4.875% 1/24/22		720,000	726,127
4.875% 1/18/24		1,115,000	1,100,494
6.375% 1/23/45		820,000	724,306
6.5% 3/13/27		270,000	270,327
6.5% 6/2/41		3,635,000	3,290,366
6.625% (b)(e)		165,000	142,515
6.75% 9/21/47		1,803,000	1,663,340
6.875% 8/4/26		255,000	265,787
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		1,425,000	1,370,729

TOTAL MEXICO			13,097,656

Mongolia - 0.5%
Development Bank of Mongolia 7.25% 10/23/23 (b)		200,000	207,510
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		455,000	474,394

TOTAL MONGOLIA			681,904

Netherlands - 3.7%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		340,000	300,900
GTH Finance BV 7.25% 4/26/23 (b)		550,000	586,388
KazMunaiGaz Finance Sub BV 6.375% 10/24/48 (b)		120,000	131,376
Metinvest BV 7.75% 4/23/23 (b)		1,165,000	1,134,419
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		1,565,000	985,599
Petrobras Global Finance BV 8.75% 5/23/26		1,765,000	2,085,348
VTR Finance BV 6.875% 1/15/24 (b)		193,000	196,501

TOTAL NETHERLANDS			5,420,531

Nigeria - 1.9%
Access Bank PLC 9.25% 6/24/21 (b)(c)		340,000	340,850
Fidelity Bank PLC 10.5% 10/16/22 (b)		310,000	321,625
Zenith Bank PLC:
6.25% 4/22/19 (b)		1,120,000	1,115,520
7.375% 5/30/22 (b)		930,000	954,413

TOTAL NIGERIA			2,732,408

Singapore - 0.3%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		465,000	476,897
South Africa - 0.6%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		80,000	79,000
5.75% 1/26/21 (Reg. S)		600,000	592,500
6.75% 8/6/23 (b)		240,000	237,000

TOTAL SOUTH AFRICA			908,500

Spain - 0.1%
International Airport Finance SA 12% 3/15/33 (b)		200,000	213,200
Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		200,000	173,500
Turkey - 1.8%
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (b)		205,000	199,404
7.2% 3/16/27 (b)(c)		285,000	243,625
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		130,000	128,960
Petkim Petrokimya Holding A/S 5.875% 1/26/23(b)		515,000	466,075
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		295,000	292,448
4.75% 4/29/21 (b)		90,000	83,925
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		120,000	118,950
6.125% 5/24/27 (b)(c)		275,000	232,400
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		770,000	677,677
6.875% 2/3/25 (Reg. S) (c)		200,000	176,250

TOTAL TURKEY			2,619,714

United Kingdom - 2.7%
Biz Finance PLC 9.625% 4/27/22 (b)		1,040,000	1,049,360
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		900,000	899,042
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		147,500	146,578
10.375% 4/7/19 (Reg. S)		157,500	156,516
10.375% 4/7/19 (Reg. S)		150,000	149,063
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		160,000	161,849
Polyus Finance PLC 5.25% 2/7/23 (b)		330,000	329,294
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		140,000	138,425
Vedanta Resources PLC:
6.375% 7/30/22 (b)		520,000	502,057
8.25% 6/7/21 (b)		335,000	345,893

TOTAL UNITED KINGDOM			3,878,077

United States of America - 2.5%
Azul Investments LLP 5.875% 10/26/24 (b)		190,000	178,384
Citgo Holding, Inc. 10.75% 2/15/20 (b)		485,000	497,222
Kosmos Energy Ltd.:
7.125% 4/4/26 (b)(f)		430,000	426,130
7.875% 8/1/21 (b)		930,000	949,251
7.875% 8/1/21 (b)		630,000	640,238
Pan American Energy LLC 7.875% 5/7/21 (b)		175,000	177,083
Stillwater Mining Co. 6.125% 6/27/22 (b)		855,000	833,625

TOTAL UNITED STATES OF AMERICA			3,701,933

Venezuela - 0.9%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		375,000	84,844
5.5% 4/12/37 (d)		330,000	74,663
6% 5/16/24 (b)(d)		1,620,000	362,475
6% 11/15/26 (b)(d)		1,650,000	369,188
9.75% 5/17/35 (b)(d)		1,315,000	358,338
12.75% 2/17/22 (b)(d)		300,000	81,375

TOTAL VENEZUELA			1,330,883

TOTAL NONCONVERTIBLE BONDS
(Cost $51,577,162)			49,588,290

Government Obligations - 57.2%
Angola - 0.1%
Angola Republic 9.375% 5/8/48 (b)		125,000	134,873
Argentina - 9.0%
Argentine Republic:
5.625% 1/26/22		1,660,000	1,430,090
6.875% 4/22/21		3,055,000	2,790,743
7.5% 4/22/26		4,530,000	3,829,482
7.625% 4/22/46		595,000	467,048
Buenos Aires Province:
9.95% 6/9/21 (b)		750,000	705,000
10.875% 1/26/21 (b)		666,667	646,667
10.875% 1/26/21 (Reg. S)		990,000	960,300
City of Buenos Aires 8.95% 2/19/21 (b)		110,550	108,063
Province of Santa Fe 7% 3/23/23 (b)		890,000	754,275
Provincia de Cordoba:
7.125% 6/10/21 (b)		1,370,000	1,178,200
7.45% 9/1/24 (b)		415,000	333,807

TOTAL ARGENTINA			13,203,675

Armenia - 0.2%
Republic of Armenia 6% 9/30/20 (b)		290,000	295,438
Azerbaijan - 0.0%
Azerbaijan Republic 4.75% 3/18/24 (b)		55,000	56,788
Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)(d)		215,000	124,441
7.25% 12/15/21 (b)(d)		20,000	11,385

TOTAL BARBADOS			135,826

Belarus - 0.9%
Belarus Republic:
6.875% 2/28/23 (b)		885,000	928,144
7.625% 6/29/27 (b)		320,000	344,000

TOTAL BELARUS			1,272,144

Bermuda - 0.2%
Bermuda Government:
3.717% 1/25/27 (b)		95,000	93,935
4.75% 2/15/29 (b)		185,000	195,929

TOTAL BERMUDA			289,864

Brazil - 2.2%
Brazilian Federative Republic:
5.625% 1/7/41		1,145,000	1,157,097
5.625% 2/21/47		430,000	427,564
8.25% 1/20/34		1,155,000	1,473,994
10% 1/1/21	BRL	520,000	138,579

TOTAL BRAZIL			3,197,234

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (b)		780,000	828,075
Colombia - 0.6%
Colombian Republic:
6.125% 1/18/41		115,000	135,649
7.375% 9/18/37		135,000	176,471
10.375% 1/28/33		380,000	583,671

TOTAL COLOMBIA			895,791

Costa Rica - 0.2%
Costa Rican Republic:
4.25% 1/26/23 (b)		160,000	152,340
7.158% 3/12/45 (b)		145,000	141,375

TOTAL COSTA RICA			293,715

Dominican Republic - 1.6%
Dominican Republic:
5.5% 1/27/25 (b)		160,000	164,400
5.95% 1/25/27 (b)		295,000	309,750
6% 7/19/28 (b)		180,000	189,563
6.6% 1/28/24 (b)		300,000	324,000
6.85% 1/27/45 (b)		310,000	333,250
6.875% 1/29/26 (b)		535,000	587,163
7.45% 4/30/44 (b)		440,000	498,080

TOTAL DOMINICAN REPUBLIC			2,406,206

Ecuador - 1.2%
Ecuador Republic:
8.875% 10/23/27 (b)		920,000	922,760
9.65% 12/13/26 (b)		600,000	629,325
10.75% 1/31/29 (b)		200,000	221,700

TOTAL ECUADOR			1,773,785

Egypt - 3.2%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		220,000	217,525
5.875% 6/11/25 (b)		170,000	168,088
6.125% 1/31/22 (b)		2,330,000	2,359,125
6.2004% 3/1/24 (b)		200,000	202,250
7.5% 1/31/27 (b)		425,000	445,188
7.6003% 3/1/29 (b)		200,000	205,250
7.903% 2/21/48 (b)		270,000	261,225
8.5% 1/31/47 (b)		785,000	800,700

TOTAL EGYPT			4,659,351

El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		150,000	146,359
7.375% 12/1/19 (b)		750,000	754,661
7.65% 6/15/35 (Reg. S)		160,000	166,402
7.75% 1/24/23 (b)		260,000	274,300

TOTAL EL SALVADOR			1,341,722

Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (b)		325,000	310,781
Ghana - 0.4%
Ghana Republic:
7.875% 8/7/23 (b)		124,238	129,829
7.875% 8/7/23 (Reg.S)		200,000	209,000
7.875% 3/26/27 (b)		200,000	201,750

TOTAL GHANA			540,579

Indonesia - 2.2%
Indonesian Republic:
5.25% 1/17/42 (b)		200,000	214,693
6.625% 2/17/37 (b)		250,000	306,031
6.75% 1/15/44 (b)		200,000	256,293
7.75% 1/17/38 (b)		720,000	979,225
8.125% 5/15/24	IDR	2,334,000,000	170,461
8.5% 10/12/35 (b)		110,000	156,642
8.5% 10/12/35 (Reg. S)		775,000	1,103,612

TOTAL INDONESIA			3,186,957

Iraq - 1.4%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		1,935,000	1,857,600
6.752% 3/9/23 (b)		250,000	253,750

TOTAL IRAQ			2,111,350

Ivory Coast - 0.5%
Ivory Coast 5.75% 12/31/32		796,400	756,580
Jordan - 0.1%
Jordanian Kingdom 7.375% 10/10/47 (b)		200,000	197,000
Kenya - 0.1%
Republic of Kenya:
6.875% 6/24/24 (b)		100,000	102,625
7.25% 2/28/28 (b)		85,000	85,850

TOTAL KENYA			188,475

Lebanon - 2.9%
Lebanese Republic:
5.45% 11/28/19		1,195,000	1,164,079
5.5% 4/23/19		375,000	373,125
5.8% 4/14/20		210,000	198,188
6% 5/20/19		1,324,000	1,315,725
6% 1/27/23		285,000	242,606
6.375% 3/9/20		1,040,000	1,002,451

TOTAL LEBANON			4,296,174

Malaysia - 0.5%
Malaysian Government 3.955% 9/15/25	MYR	2,950,000	731,087
Mexico - 1.3%
United Mexican States:
4.5% 4/22/29		360,000	371,700
6.05% 1/11/40		870,000	991,800
6.5% 6/9/22	MXN	9,725,000	482,521

TOTAL MEXICO			1,846,021

Mongolia - 0.3%
Mongolian People's Republic 8.75% 3/9/24 (b)		350,000	393,356
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (b)		235,000	238,819
Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		126,250	125,619
Nigeria - 0.3%
Republic of Nigeria:
6.375% 7/12/23 (b)		215,000	221,711
9.248% 1/21/49 (b)		145,000	160,588

TOTAL NIGERIA			382,299

Oman - 0.8%
Sultanate of Oman:
3.875% 3/8/22 (b)		460,000	444,360
4.125% 1/17/23 (b)		150,000	143,250
5.375% 3/8/27 (b)		125,000	116,250
6.5% 3/8/47 (b)		155,000	136,013
6.75% 1/17/48 (b)		350,000	310,625

TOTAL OMAN			1,150,498

Pakistan - 1.5%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		590,000	593,254
7.25% 4/15/19 (b)		1,235,000	1,225,738
8.25% 4/15/24 (b)		340,000	361,833

TOTAL PAKISTAN			2,180,825

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		200,000	215,157
Paraguay - 0.1%
Republic of Paraguay 5.4% 3/30/50 (b)		175,000	182,438
Peru - 0.3%
Peruvian Republic 4% 3/7/27 (g)		380,000	380,635
Qatar - 1.4%
State of Qatar:
4% 3/14/29 (b)		845,000	871,284
4.5% 4/23/28 (b)		1,070,000	1,146,238
5.103% 4/23/48 (b)		65,000	71,207

TOTAL QATAR			2,088,729

Russia - 2.8%
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		400,000	405,600
5.25% 6/23/47 (b)		1,200,000	1,202,370
5.625% 4/4/42 (b)		200,000	216,300
5.875% 9/16/43 (b)		510,000	569,415
7.6% 7/20/22	RUB	38,135,000	577,096
12.75% 6/24/28 (Reg. S)		735,000	1,179,675

TOTAL RUSSIA			4,150,456

Rwanda - 0.1%
Rwanda Republic 6.625% 5/2/23 (b)		190,000	193,325
Saudi Arabia - 0.5%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		260,000	256,685
4.375% 4/16/29 (b)		505,000	525,074

TOTAL SAUDI ARABIA			781,759

Serbia - 0.1%
Republic of Serbia 7.25% 9/28/21 (b)		170,000	184,450
South Africa - 0.3%
South African Republic 10.5% 12/21/26	ZAR	5,775,000	442,468
Sri Lanka - 1.2%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		235,000	232,944
5.75% 4/18/23 (b)		200,000	197,437
6.2% 5/11/27 (b)		200,000	192,025
6.25% 10/4/20 (b)		535,000	542,257
6.25% 7/27/21 (b)		160,000	162,372
6.85% 3/14/24 (b)		200,000	205,000
6.85% 11/3/25 (b)		200,000	201,901

TOTAL SRI LANKA			1,733,936

Turkey - 6.5%
Turkish Republic:
5.125% 3/25/22		830,000	800,149
5.625% 3/30/21		915,000	901,275
5.75% 5/11/47		165,000	131,039
6% 3/25/27		350,000	320,087
6.25% 9/26/22		2,865,000	2,825,850
6.75% 5/30/40		515,000	455,875
6.875% 3/17/36		785,000	712,407
7% 6/5/20		685,000	690,994
7.25% 12/23/23		990,000	995,064
7.25% 3/5/38		565,000	526,961
7.375% 2/5/25		840,000	840,000
8% 2/14/34		335,000	336,935

TOTAL TURKEY			9,536,636

Ukraine - 5.0%
Ukraine Government:
7.75% 9/1/19 (b)		590,000	591,623
7.75% 9/1/20 (b)		1,390,000	1,385,100
7.75% 9/1/21 (b)		3,156,000	3,130,752
7.75% 9/1/22 (b)		1,861,000	1,827,967
7.75% 9/1/27 (b)		445,000	414,740

TOTAL UKRAINE			7,350,182

United States of America - 2.7%
U.S. Treasury Bonds 3% 2/15/48		1,418,000	1,470,676
U.S. Treasury Notes 2% 11/15/26		2,471,000	2,412,507

TOTAL UNITED STATES OF AMERICA			3,883,183

Uruguay - 0.3%
Uruguay Republic:
4.375% 1/23/31		210,000	219,450
7.875% 1/15/33 pay-in-kind		145,000	201,247

TOTAL URUGUAY			420,697

Venezuela - 1.1%
Venezuelan Republic:
9.25% 9/15/27 (d)		2,920,000	912,500
11.95% 8/5/31 (Reg. S) (d)		1,935,000	580,500
12.75% 8/23/22 (d)		330,000	102,300

TOTAL VENEZUELA			1,595,300

Vietnam - 0.9%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.5% 3/13/28 (c)(h)		45,000	44,784
5.5% 3/12/28		1,218,083	1,204,155

TOTAL VIETNAM			1,248,939

TOTAL GOVERNMENT OBLIGATIONS
(Cost $85,635,663)			83,809,197

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $346,550)		INR 22,500,000	320,711

Preferred Securities - 2.7%
Brazil - 0.2%
Itau Unibanco Holding SA 6.125% (b)(c)(e)		300,000	293,627
Cayman Islands - 1.4%
Banco Do Brasil SA 9% (b)(c)(e)		800,000	844,584
Cosan Overseas Ltd. 8.25% (e)		960,000	979,200
Odebrecht Finance Ltd. 7.5% (b)(d)(e)		1,135,000	162,106

TOTAL CAYMAN ISLANDS			1,985,890

Colombia - 0.1%
Colombia Telecomunicaciones SA 8.5% (b)(c)(e)		210,000	218,369
Ireland - 0.9%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(e)		675,000	652,020
Tinkoff Credit Systems 9.25% (Reg. S) (c)(e)		600,000	612,447

TOTAL IRELAND			1,264,467

Mexico - 0.1%
Banco Mercantil del Norte SA 7.625% (b)(c)(e)		220,000	220,000
TOTAL PREFERRED SECURITIES
(Cost $4,399,425)			3,982,353
		Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 2.48% (i)
(Cost $7,112,627)		7,111,697	7,113,119
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $149,071,427)			144,813,670
NET OTHER ASSETS (LIABILITIES) - 1.1%			1,677,787
NET ASSETS - 100%			$146,491,457

Currency Abbreviations

BRL – Brazilian real

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

MYR – Malyasian ringgit

RUB – Russian ruble

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,280,702 or 50.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,812
Total	$59,812

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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